UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 29, 2012

Semi-Annual Repor t

Western Asset

Premium

Liquid

Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Premium Liquid Reserves

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Premium Liquid Reserves for the six-month reporting period ended February 29, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 30, 2012

Western Asset Premium Liquid Reserves	III

Investment commentary

Economic review

Economic growth in the U.S. accelerated over the six months ended February 29, 2012. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 0.4% and 1.3% in the first and second quarters of 2011, respectively. Third quarter GDP growth then rose to 1.8%. The economy then gathered further momentum late in 2011, as the Commerce Department reported that fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. This was attributed, in part, to higher consumer spending, which rose 2.1% in the fourth quarter, versus 1.7% and 0.7% gains in the third and second quarters, respectively.

Two factors constraining economic growth were the weak job market and continued strains in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 9.0%. Unemployment then generally declined over the next six months and was 8.3% in February 2012, the lowest rate since February 2009. The housing market showed some encouraging signs, although it still appears to be searching for a bottom. Looking back, existing-home sales moved somewhat higher in early 2011, according to the National Association of Realtors (“NAR”). Existing-home sales then fluctuated, but increased during three of the last five months of the period. While the inventory of unsold homes moved up slightly versus the previous month in February 2012, home prices edged higher. The NAR reported that the median existing-home price for all housing types was $156,600 in February 2012, up 0.3% from February 2011.

After experiencing a soft patch in the summer of 2011, the manufacturing sector expanded at a stronger pace during much of the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011, it had a reading of 50.6, its lowest reading in two years (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The manufacturing sector gathered momentum and ended January 2012 at 54.1, its highest reading since June 2011. In February, the PMI dipped to 52.4.

IV	Western Asset Premium Liquid Reserves

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended February 29, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.20% and 2.23%, respectively. During the height of the flight to quality in September 2011, two-year Treasuries hit their low for the reporting period of 0.16% and ten-year Treasuries reached their reporting period trough of 1.72%. Two-year Treasury yields subsequently rose as high as 0.32% in October and ten-year Treasuries peaked at 2.34% during the same month. While two-year Treasury yields only declined modestly during the remainder of the period, ten-year yields fell more sharply. When the reporting period ended on February 29, 2012, two-year Treasury yields were 0.30% and ten-year Treasury yields were 1.98%.

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In

January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” During its meeting in March (after the reporting period ended), the Fed said that it “expects moderate economic growth over coming quarters and consequently anticipates that the unemployment rate will decline gradually toward levels that the Committee judges to be consistent with its dual mandate.”

Q: What factors impacted money market yields during the reporting period?

A: As discussed, the Fed anchored the federal funds rate at a historically low range during the reporting period. Against this backdrop, the yields available from money market securities remained extremely low during the six months ended February 29, 2012.

Performance review

As of February 29, 2012, the seven-day current yield for Western Asset Premium Liquid Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio, which has the same investment objective and strategies as the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Premium Liquid Reserves	V

Western Asset Premium Liquid Reserves Yields as of February 29, 2012 (unaudited)
Seven-Day Current Yield[1]	0.01%
Seven-Day Effective Yield[1]	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield would have been -0.15%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 30, 2012

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

VI	Western Asset Premium Liquid Reserves

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Premium Liquid Reserves 2012 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 29, 2012 and August 31, 2011. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Western Asset Premium Liquid Reserves 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2011 and held for the six months ended February 29, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*†	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*†	Expenses Paid During the Period[3]
0.00%‡	$1,000.00	$1,000.00	0.31%	$1.54	5.00%	$1,000.00	$1,023.32	0.31%	$1.56

[1]	For the six months ended February 29, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

*	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

†	In order to maintain a minimum yield, additional waivers were implemented.

‡	Amount represents less than 0.005%.

Western Asset Premium Liquid Reserves 2012 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 29, 2012

Assets:
Investment in Liquid Reserves Portfolio , at value	$439,122,312
Receivable for Fund shares sold	2,056,429
Prepaid expenses	15,854
Total Assets	441,194,595

Liabilities:
Payable for Fund shares repurchased	96,207
Investment management fee payable	38,836
Service and/or distribution fees payable	35,828
Distributions payable	2,124
Accrued expenses	35,869
Total Liabilities	208,864
Total Net Assets	$440,985,731

Net Assets:
Par value (Note 3)	$4,409
Paid-in capital in excess of par value	441,133,037
Undistributed net investment income	1,141
Accumulated net realized loss on investments	(152,856)
Total Net Assets	$440,985,731

Shares Outstanding	440,949,889

Net Asset Value	$1.00

See Notes to Financial Statements.

4	Western Asset Premium Liquid Reserves 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2012

Investment Income:
Income from Liquid Reserves Portfolio	$824,221
Allocated waiver from Liquid Reserves Portfolio	23,337
Allocated expenses from Liquid Reserves Portfolio	(284,376)
Total Investment Income	563,182

Expenses:
Investment management fee (Note 2)	652,530
Service and/or distribution fees (Note 2)	261,012
Legal fees	26,918
Shareholder reports	16,158
Transfer agent fees	12,210
Registration fees	10,655
Audit and tax	10,498
Trustees’ fees	4,308
Insurance	3,809
Fund accounting fees	3,059
Miscellaneous expenses	2,818
Total Expenses	1,003,975
Less: Fee waivers and/or expense reimbursements (Note 2)	(466,965)
Net Expenses	537,010
Net Investment Income	26,172
Net Realized Gain on Investments from Liquid Reserves Portfolio	33,194
Increase in Net Assets from Operations	$59,366

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2012 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 29, 2012 (unaudited) and the Year Ended August 31, 2011	2012	2011

Operations:
Net investment income	$26,172	$53,334
Net realized gain	33,194	10,057
Increase in Net Assets From Operations	59,366	63,391

Distributions to Shareholders From (Note 1):
Net investment income	(26,172)	(53,334)
Decrease in Net Assets From Distributions to Shareholders	(26,172)	(53,334)

Fund Share Transactions (Note 3):
Net proceeds from sale of shares	2,270,036,235	3,946,204,165
Reinvestment of distributions	11,247	26,851
Cost of shares repurchased	(2,263,906,602)	(3,957,952,147)
Increase (Decrease) in Net Assets From Fund Share Transactions	6,140,880	(11,721,131)
Increase (Decrease) in Net Assets	6,174,074	(11,711,074)

Net Assets:
Beginning of period	434,811,657	446,522,731
End of period*	$440,985,731	$434,811,657
* Includes undistributed net investment income of:	$1,141	$1,141

See Notes to Financial Statements.

6	Western Asset Premium Liquid Reserves 2012 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
	2012[1]		2011		2010		2009	2008	2007

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.000	[2]	0.000	[2]	0.012	0.036	0.050
Net realized and unrealized gain (loss)[2]	0.000		0.000		0.000		0.000	(0.000)	0.000
Total income from operations	0.000	[2]	0.000	[2]	0.000	[2]	0.012	0.036	0.050

Less distributions from:
Net investment income	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.012)	(0.036)	(0.050)
Total distributions	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.012)	(0.036)	(0.050)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total return[3]	0.00%[4]		0.01%		0.02%		1.24%[5]	3.70%[5]	5.09%

Net assets, end of period (millions)	$441		$435		$447		$375	$544	$494

Ratios to average net assets:
Gross expenses[6]	0.49%[7]		0.48%		0.52%[8]		0.54%[8]	0.50%	0.51%[9]
Net expenses[6,10,11]	0.31	[7,12]	0.36	[12]	0.35	[8,12]	0.43 [8]	0.38	0.39 [9]
Net investment income	0.01	[7]	0.01		0.02		1.25	3.74	4.97

[1]	For the six months ended February 29, 2012 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Amount represents less than 0.005%.

[5]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[7]	Annualized.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.52% and 0.35%, respectively, for the year ended August 31, 2010, and 0.51% and 0.40%, respectively, for the year ended August 31, 2009.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to December 1, 2010, the expense limitation was 0.40%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2012 Semi-Annual Report	7

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.0% at February 29, 2012) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

8	Western Asset Premium Liquid Reserves 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2012, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, the Fund and the Portfolio each pay an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% and 0.10% of the Fund’s and the Portfolio’s average daily net assets, respectively.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to

Western Asset Premium Liquid Reserves 2012 Semi-Annual Report	9

December 31, 2013 without the Board of Trustees’ consent. Prior to December 1, 2010, the expense limitation did not exceed 0.40%.

The investment manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the six months ended February 29, 2012, fees waived and/or expenses reimbursed amounted to $466,965.

The investment manager is permitted to recapture amounts previously waived or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a service and/or distribution fee calculated at the annual rate not to exceed 0.10% of Fund’s average daily net assets. Service and/or distribution fees are calculated daily and paid monthly. For the six months ended February 29, 2012, the service and/or distribution fees paid amounted to $261,012.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At February 29, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created

10	Western Asset Premium Liquid Reserves 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

*  *  *

Western Asset Premium Liquid Reserves 2012 Semi-Annual Report	11

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the

12	Western Asset Premium Liquid Reserves 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted. On August 4, 2011, the Court held a status conference and granted plaintiff leave to file a motion for particularized discovery, while indicating that any attempt to amend the existing Compliant would be denied. On September 16, 2011, plaintiff filed motions for discovery and to amend the Complaint. Defendants filed oppositions to those two motions on October 27, 2011.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

Western Asset Premium Liquid Reserves	13

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Premium Money Market Trust (the “Trust”) held on November 7-8, 2011, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Premium Liquid Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Liquid Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

14	Western Asset Premium Liquid Reserves

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as money market instrument funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year

Western Asset Premium Liquid Reserves	15

period ended June 30, 2011 was at the median and that the Fund’s performance for the 3-, 5- and 10-year periods ended June 30, 2011 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as money market instrument funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2013.

16	Western Asset Premium Liquid Reserves

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained substantially unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that although the Fund’s Contractual Management Fee does not currently have breakpoints in place, the Contractual Management Fee is below the median of the expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Liquid Reserves Portfolio 2012 Semi-Annual Report	17

Schedule of investments (unaudited)

February 29, 2012

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-term Investments — 100.4%
Bank Notes — 0.2%
JPMorgan Chase Bank N.A.	0.595%	12/18/12	$100,000,000	$100,000,000	(a)
Certificates of Deposit — 24.8%
Bank of Montreal Chicago	0.360%	3/8/12	347,500,000	347,500,000
Bank of Montreal Chicago	0.120%	3/13/12	700,000,000	700,000,000
Bank of Nova Scotia	0.450%	5/31/12	495,000,000	495,000,000
Bank of Nova Scotia	0.740%	6/11/12	25,000,000	25,013,335	(a)
Bank of Nova Scotia	0.350%	8/10/12	200,000,000	200,000,000
Bank of Nova Scotia	0.620%	11/9/12	300,000,000	300,000,000	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.570%	5/3/12	128,000,000	128,013,407
Bank of Tokyo-Mitsubishi UFJ NY	0.510%	5/14/12	200,000,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.510%	5/25/12	200,000,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.430%	6/25/12	347,000,000	347,000,000
Canadian Imperial Bank	0.320%	3/8/12	450,000,000	450,000,000
Canadian Imperial Bank	0.350%	6/1/12	225,000,000	225,000,000
Chase Bank USA N.A.	0.180%	5/16/12	295,000,000	295,000,000
Credit Suisse NY	0.629%	3/30/12	250,000,000	250,000,000	(a)
Deutsche Bank AG NY	0.580%	4/11/12	275,000,000	275,000,000
Deutsche Bank AG NY	0.510%	4/16/12	400,000,000	400,000,000
Deutsche Bank AG NY	0.743%	10/19/12	125,000,000	125,000,000	(a)
DnB NOR Bank ASA	0.530%	4/11/12	200,000,000	200,000,000
National Australia Bank of NY	0.010%	3/5/13	175,000,000	175,000,000	(a)
National Bank of Canada	0.430%	7/11/12	270,000,000	270,000,000
Nordea Bank Finland PLC	0.510%	3/8/12	250,000,000	250,000,000
Rabobank Nederland	0.460%	4/13/12	325,000,000	325,000,000
Royal Bank of Canada	0.593%	7/9/12	275,000,000	275,000,000	(a)
Royal Bank of Canada	0.480%	9/24/12	275,000,000	275,000,000	(a)
Royal Bank of Scotland	0.610%	3/30/12	425,000,000	425,000,000
Societe Generale NY	0.920%	5/9/12	200,000,000	200,000,000	(a)
Standard Chartered Bank NY	0.783%	4/6/12	171,000,000	171,000,000	(a)
Standard Chartered Bank NY	0.580%	4/11/12	249,250,000	249,252,830
Standard Chartered Bank NY	0.590%	5/25/12	197,000,000	197,004,643
Standard Chartered Bank NY	0.720%	8/31/12	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.	0.510%	5/17/12	497,000,000	497,000,000
Sumitomo Mitsui Banking Corp.	0.410%	6/8/12	447,500,000	447,500,000
Svenska Handelsbanken AB	0.505%	3/20/12	200,000,000	200,000,527
Svenska Handelsbanken AB	0.580%	8/13/12	298,000,000	298,000,000

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Svenska Handelsbanken NY	0.490%	4/5/12	$250,000,000	$250,000,000
Toronto Dominion Bank NY	0.350%	3/22/12	200,000,000	200,000,000
Toronto Dominion Bank NY	0.280%	8/27/12	475,000,000	475,000,000
Toronto Dominion Bank NY	0.542%	2/4/13	100,000,000	100,000,000	(a)
UBS AG Stamford CT	0.763%	4/5/12	380,000,000	380,000,000	(a)
UBS AG Stamford CT	0.745%	8/8/12	349,000,000	349,000,000
Total Certificates of Deposit				11,371,284,742
Certificates of Deposit (Euro) — 1.6%
ANZ Banking Group Ltd.	0.445%	4/19/12	340,000,000	340,000,000
National Australia Bank Ltd.	0.500%	4/19/12	400,000,000	400,000,000
Total Certificates of Deposit (Euro)				740,000,000
Commercial Paper — 31.0%
ASB Finance Ltd.	0.541%	3/21/12	198,000,000	197,940,600	(b)(c)
ASB Finance Ltd.	0.385%	5/24/12	125,000,000	125,000,000	(a)(b)
ASB Finance Ltd.	0.603%	11/26/12	100,000,000	99,550,000	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.240%	3/23/12	237,800,000	237,765,122	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.461%	4/13/12	200,000,000	199,890,111	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.501%	5/10/12	100,000,000	99,902,778	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.351%	8/31/12	200,000,000	199,644,166	(b)(c)
Barclays US Funding LLC	0.601%	4/13/12	475,000,000	474,659,583	(c)
Barclays US Funding LLC	0.601%	4/24/12	410,000,000	409,631,001	(c)
Barclays US Funding LLC	0.601%	4/24/12	50,000,000	49,955,000	(c)
Caisse D’Amortissement de la Dette Sociale	0.537%	5/25/12	165,000,000	164,995,753	(a)(b)
Commonwealth Bank of Australia	0.240%	4/10/12	138,000,000	137,963,200	(b)(c)
Commonwealth Bank of Australia	0.240%	4/10/12	50,000,000	49,986,667	(b)(c)
Commonwealth Bank of Australia	0.180%	5/24/12	150,000,000	149,937,000	(b)(c)
Commonwealth Bank of Australia	0.180%	5/24/12	50,000,000	49,979,000	(b)(c)
Commonwealth Bank of Australia	0.568%	6/8/12	100,000,000	100,000,000	(a)(b)
Credit Suisse NY	0.601%	4/4/12	275,000,000	274,844,166	(c)
Credit Suisse NY	0.491%	8/7/12	250,000,000	249,458,959	(c)
DBS Bank Ltd.	0.481%	4/16/12	100,000,000	99,938,667	(b)(c)
Deutsche Bank AG NY	0.100%	3/1/12	250,000,000	250,000,000
DnB NOR Bank ASA	0.521%	3/12/12	323,000,000	322,948,679	(b)(c)
DnB NOR Bank ASA	0.365%	4/2/12	75,000,000	75,000,000	(a)(b)
DnB NOR Bank ASA	0.536%	4/24/12	150,000,000	149,879,625	(b)(c)
DnB NOR Bank ASA	0.552%	8/7/12	245,000,000	244,404,853	(b)(c)
General Electric Capital Corp.	0.331%	3/6/12	200,000,000	199,990,833	(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Semi-Annual Report	19

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — (continued)
General Electric Capital Corp.	0.331%	3/6/12	$75,000,000	$74,996,563	(c)
General Electric Capital Corp.	0.331%	3/7/12	200,000,000	199,989,000	(c)
General Electric Capital Corp.	0.391%	5/7/12	300,000,000	299,782,250	(c)
General Electric Capital Corp.	0.391%	5/7/12	50,000,000	49,963,708	(c)
General Electric Capital Corp.	0.391%	5/7/12	50,000,000	49,963,708	(c)
General Electric Capital Corp.	0.341%	8/21/12	195,000,000	194,681,392	(c)
HSBC Bank PLC	0.461%	3/26/12	390,000,000	389,875,417	(b)(c)
HSBC Bank PLC	0.336%	8/15/12	200,000,000	199,689,195	(b)(c)
HSBC Bank PLC	0.336%	8/15/12	150,000,000	149,766,896	(b)(c)
ING U.S. Funding LLC	0.571%	4/11/12	150,000,000	149,902,625	(c)
ING U.S. Funding LLC	0.551%	4/18/12	400,000,000	399,706,666	(c)
ING U.S. Funding LLC	0.581%	4/20/12	132,000,000	131,893,667	(c)
ING U.S. Funding LLC	0.581%	4/20/12	100,000,000	99,919,444	(c)
JPMorgan Chase & Co.	0.283%	4/5/12	115,000,000	115,000,142	(a)
National Australia Funding	0.250%	4/17/12	200,000,000	199,934,723	(b)(c)
National Bank of Canada	0.441%	3/7/12	420,685,000	420,654,150	(c)
Nestle Capital Corp.	0.331%	7/20/12	550,000,000	549,289,125	(b)(c)
Nordea North America Inc.	0.642%	7/17/12	300,000,000	299,263,999	(c)
Nordea North America Inc.	0.511%	3/7/12	205,000,000	204,982,575	(c)
Rabobank USA Finance Corp.	0.400%	5/14/12	182,283,000	182,133,123	(c)
Rabobank USA Finance Corp.	0.350%	6/1/12	200,000,000	199,821,111	(c)
Reckitt Benckiser Treasury	0.431%	3/6/12	96,440,000	96,434,240	(b)(c)
Reckitt Benckiser Treasury	0.501%	3/30/12	50,000,000	49,979,861	(b)(c)
Reckitt Benckiser Treasury	0.501%	4/2/12	49,000,000	48,978,222	(b)(c)
Reckitt Benckiser Treasury	0.522%	4/5/12	125,000,000	124,936,806	(b)(c)
Reckitt Benckiser Treasury	0.522%	4/5/12	25,000,000	24,987,361	(b)(c)
Reckitt Benckiser Treasury	0.522%	4/10/12	106,240,000	106,178,617	(b)(c)
Reckitt Benckiser Treasury	0.511%	4/17/12	72,000,000	71,952,060	(b)(c)
Reckitt Benckiser Treasury	0.602%	5/8/12	75,000,000	74,915,000	(b)(c)
Reckitt Benckiser Treasury	0.010%	5/11/12	50,000,000	49,940,833	(b)
Siemens Capital Co. LLC	0.130%	3/1/12	550,000,000	550,000,000	(b)(c)
Siemens Capital Co. LLC	0.130%	3/1/12	250,000,000	250,000,000	(b)(c)
Skandinaviska Enskilda Banken AG	0.586%	3/7/12	397,000,000	396,961,292	(b)(c)
Skandinaviska Enskilda Banken AG	0.586%	3/8/12	100,000,000	99,988,625	(b)(c)
Skandinaviska Enskilda Banken AG	0.592%	3/21/12	175,000,000	174,942,639	(b)(c)
Skandinaviska Enskilda Banken AG	0.592%	3/21/12	50,000,000	49,983,611	(b)(c)
Skandinaviska Enskilda Banken AG	0.626%	4/3/12	83,250,000	83,202,305	(b)(c)

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — (continued)
Skandinaviska Enskilda Banken AG	0.626%	4/4/12	$50,000,000	$49,970,486	(b)(c)
Skandinaviska Enskilda Banken AG	0.626%	4/4/12	50,000,000	49,970,486	(b)(c)
Straight-A Funding LLC	0.180%	5/21/12	28,345,000	28,333,520	(b)(c)
Svenska Handelsbank Inc.	0.582%	8/28/12	75,000,000	74,782,500	(b)(c)
Svenska Handelsbank Inc.	0.582%	8/28/12	50,000,000	49,855,000	(b)(c)
Swedbank	0.611%	3/7/12	172,500,000	172,482,463	(c)
Swedbank	0.611%	3/8/12	100,000,000	99,988,139	(c)
Swedbank	0.621%	4/16/12	195,000,000	194,845,517	(c)
Swedbank	0.621%	4/18/12	100,000,000	99,917,334	(c)
Swedbank	0.576%	5/7/12	150,000,000	149,839,479	(c)
Swedbank	0.576%	5/8/12	100,000,000	99,891,389	(c)
Total Capital SA	0.090%	3/1/12	645,000,000	645,000,000	(b)(c)
Total Capital SA	0.090%	3/1/12	100,000,000	100,000,000	(b)(c)
Toyota Motor Credit Corp.	0.501%	5/25/12	125,000,000	124,852,431	(c)
Toyota Motor Credit Corp.	0.501%	5/30/12	200,000,000	199,750,000	(c)
Toyota Motor Credit Corp.	0.501%	6/5/12	195,000,000	194,740,000	(c)
Toyota Motor Credit Corp.	0.411%	8/31/12	150,000,000	149,687,376	(c)
Westpac Banking Corp.	0.501%	5/14/12	125,000,000	124,871,528	(b)(c)
Westpac Banking Corp.	0.501%	7/10/12	175,000,000	174,681,598	(b)(c)
Total Commercial Paper				14,211,315,960
Corporate Bonds & Notes — 3.7%
American Honda Finance Corp., Notes	0.743%	11/20/12	100,000,000	100,000,000	(a)(b)
Commonwealth Bank of Australia	0.707%	11/26/12	100,000,000	100,000,000	(a)(b)
JPMorgan Chase Bank N.A.	0.366%	12/21/12	362,000,000	362,000,000	(a)
Metropolitan Life Global Funding I	0.708%	7/6/12	200,000,000	200,000,000	(a)(b)
Nordea Bank AB, Senior Notes	0.663%	11/16/12	300,000,000	300,000,000	(a)(b)
Rabobank Nederland, Senior Notes	0.638%	9/14/12	225,000,000	225,000,000	(a)(b)
Svenska Handelsbanken AB	0.690%	12/7/12	150,000,000	150,000,000	(a)(b)
Westpac Banking Corp.	0.623%	11/6/12	250,000,000	250,000,000	(a)(b)
Total Corporate Bonds & Notes				1,687,000,000
Medium-Term Notes — 1.0%
Toyota Motor Credit Corp.	0.765%	10/18/12	142,000,000	142,000,000	(a)
Toyota Motor Credit Corp.	0.776%	2/1/13	200,000,000	200,000,000	(a)
Westpac Banking Corp.	0.703%	11/27/12	105,000,000	105,000,000	(a)
Total Medium-Term Notes				447,000,000
Supranationals/Sovereigns — 0.3%
Royal Bank of Scotland PLC	2.625%	5/11/12	115,000,000	115,463,950	(b)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Semi-Annual Report	21

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — 26.1%
Bank of America N.A.	0.160%	3/1/12	$250,000,000	$250,000,000
Bank of Nova Scotia	0.110%	3/1/12	730,740,000	730,740,000	(b)
Bank of Tokyo Mitsubishi	0.120%	3/1/12	931,081,000	931,081,000
Barclays Bank PLC Grand Cayman	0.120%	3/1/12	445,000,000	445,000,000
Citibank Canada Toronto Branch	0.120%	3/1/12	400,000,000	400,000,000
Citibank Nassau	0.120%	3/1/12	800,000,000	800,000,000
DnB NOR Bank ASA	0.130%	3/1/12	800,000,000	800,000,000
National Australia Bank Grand Cayman	0.110%	3/1/12	1,045,000,000	1,045,000,000
Nordea Finland Grand Cayman	0.120%	3/1/12	750,000,000	750,000,000
Northern Trust Co.	0.070%	3/1/12	810,000,000	810,000,000
Northern Trust Co.	0.080%	3/1/12	1,000,000,000	1,000,000,000
Royal Bank of Canada Toronto	0.110%	3/1/12	1,000,000,000	1,000,000,000
Royal Bank of Scotland Cayman	0.120%	3/1/12	800,000,000	800,000,000
Skandinaviska Enskilda Cayman	0.120%	3/1/12	890,000,000	890,000,000
Svenska Handelsbanken Grand Cayman	0.130%	3/1/12	770,000,000	770,000,000
Swedbank Grand Cayman	0.130%	3/1/12	550,000,000	550,000,000
Total Time Deposits				11,971,821,000
U.S. Government Agencies — 1.3%
Federal Farm Credit Bank (FFCB), Notes	0.500%	5/2/12	15,000,000	15,007,352	(a)
Federal Home Loan Bank (FHLB), Notes	0.350%	10/3/12	13,532,750	13,532,750
Federal Home Loan Bank (FHLB), Notes	0.210%	11/16/12	119,550,000	119,550,000
Federal Home Loan Bank (FHLB), Notes	0.300%	2/25/13	225,000,000	225,000,000	(a)
Federal National Mortgage Association (FNMA), Notes	0.234%	7/26/12	140,000,000	139,997,202	(a)
Federal National Mortgage Association (FNMA), Notes	0.300%	11/23/12	100,000,000	100,044,291	(a)
Total U.S. Government Agencies				613,131,595
U.S. Treasury Bills — 0.8%
U.S. Treasury Bills	0.010%	8/2/12	125,000,000	124,955,886	(c)
U.S. Treasury Bills	0.125%	8/16/12	100,000,000	99,941,667	(c)
U.S. Treasury Bills	0.104-0.105%	1/10/13	142,250,000	142,120,182	(c)
Total U.S. Treasury Bills				367,017,735
U.S. Treasury Notes — 5.4%
U.S. Treasury Notes	4.500%	4/30/12	10,000,000	10,070,331
U.S. Treasury Notes	1.750%	8/15/12	114,560,000	115,388,875
U.S. Treasury Notes	0.375%	9/30/12	100,000,000	100,158,364

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes	1.375%	10/15/12	$150,000,000	$151,131,756
U.S. Treasury Notes	1.375%	1/15/13	670,000,000	677,156,758
U.S. Treasury Notes	0.625%	1/31/13	186,985,000	187,807,446
U.S. Treasury Notes	1.375%	2/15/13	700,000,000	708,156,608
U.S. Treasury Notes	2.750%	2/28/13	250,000,000	256,418,697
U.S. Treasury Notes	1.375%	3/15/13	240,000,000	242,908,824
Total U.S. Treasury Notes				2,449,197,659
Repurchase Agreements — 4.2%
Interest in $2,500,000,000 joint tri-party repurchase agreement dated 2/29/12 with RBS Securities Inc.; Proceeds at maturity—$1,900,007,917; (Fully collateralized by various U.S. government obligations, 0.375% to 4.625% due 4/30/12 to 5/15/19; Market value—$1,938,001,413)	0.150%	3/1/12	1,900,000,000	1,900,000,000
Total Investments — 100.4% (Cost — $45,973,232,641#)				45,973,232,641
Liabilities in Excess of Other Assets — (0.4)%				(160,645,154)
Total Net Assets — 100.0%				$45,812,587,487

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

February 29, 2012

Assets:
Investments, at value	$45,973,232,641
Cash	91
Receivable for securities sold	550,719,584
Interest receivable	16,891,817
Total Assets	46,540,844,133

Liabilities:
Payable for securities purchased	724,966,295
Investment management fee payable	3,138,183
Accrued expenses	152,168
Total Liabilities	728,256,646
Total Net Assets	$45,812,587,487

Represented by:
Paid-in-Capital	$45,812,587,487

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2012

Investment Income:
Interest	$66,748,030

Expenses:
Investment management fee (Note 2)	21,090,720
Fund accounting fees	1,073,837
Trustees’ fees	347,235
Legal fees	293,166
Custody fees	105,389
Audit and tax	20,903
Miscellaneous expenses	43,670
Total Expenses	22,974,920
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,884,200)
Net Expenses	21,090,720
Net Investment Income	45,657,310
Net Realized Gain on Investments	360,637
Increase in Net Assets From Operations	$46,017,947

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended February 29, 2012 (unaudited) and the Year Ended August 31, 2011	2012	2011

Operations:
Net investment income	$45,657,310	$90,536,154
Net realized gain	360,637	4,318,278
Increase in Net Assets From Operations	46,017,947	94,854,432

Capital Transactions:
Proceeds from contributions	66,282,179,197	97,486,330,777
Value of withdrawals	(58,555,826,807)	(95,216,376,506)
Increase in Net Assets From Capital Transactions	7,726,352,390	2,269,954,271
Increase in Net Assets	7,772,370,337	2,364,808,703

Net Assets:
Beginning of period	38,040,217,150	35,675,408,447
End of period	$45,812,587,487	$38,040,217,150

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2012 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2012[1]		2011	2010	2009	2008	2007

Net assets, end of period (millions)	$45,813		$38,040	$35,675	$34,797	$54,372	$50,645
Total return[2]	0.11%		0.27%	0.28%	1.57%[3]	4.00%[3]	5.40%

Ratios to average net assets:
Gross expenses	0.11%[4]		0.11%	0.10%	0.11%	0.11%	0.10%[5]
Net expenses[6,7,8]	0.10	[4]	0.10	0.10	0.10	0.08	0.09 [5]
Net investment income	0.22	[4]	0.27	0.27	1.67	3.97	5.26

[1]	For the six months ended February 29, 2012 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been the same.

[6]

As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio will not exceed 0.10%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

28	Liquid Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$45,973,232,641	—	$45,973,232,641

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full

Liquid Reserves Portfolio 2012 Semi-Annual Report	29

amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2012, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 29, 2012, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 29, 2012, fees waived and/or expenses reimbursed amounted to $1,884,200.

30	Liquid Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (cont’d)

The investment manager is permitted to recapture amounts previously waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 29, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than

Liquid Reserves Portfolio 2012 Semi-Annual Report	31

one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

*  *  *

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg

32	Liquid Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (cont’d)

Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion

Liquid Reserves Portfolio 2012 Semi-Annual Report	33

for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted. On August 4, 2011, the Court held a status conference and granted plaintiff leave to file a motion for particularized discovery, while indicating that any attempt to amend the existing Compliant would be denied. On September 16, 2011, plaintiff filed motions for discovery and to amend the Complaint. Defendants filed oppositions to those two motions on October 27, 2011.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

34	Liquid Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 7-8, 2011, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Liquid Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as

Liquid Reserves Portfolio	35

the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a descrip-

36	Liquid Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

tion of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing Western Asset Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market instrument funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-year period ended June 30, 2011 was at the median and that its performance for the 3-, 5- and 10-year periods ended June 30, 2011 was above the median. The Board noted that the performance of the Feeder Fund was satisfactory.

The information comparing Western Asset Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2011 was above the median. The Board noted that the performance of the Feeder Fund was satisfactory.

The information comparing Western Asset Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market instrument funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-year period ended June 30, 2011 was at the median and that its performance for the 3-, 5- and 10-year periods ended June 30, 2011 was above the median. The Board noted that the performance of the Feeder Fund was satisfactory.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the

Liquid Reserves Portfolio	37

Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as money market instrument funds or funds classified as institutional money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset Liquid Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was below the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2013.

•

For Western Asset Institutional Liquid Reserves, the Contractual Management Fee was at the median, the Actual Management Fee was below the median, and the actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2013.

•

For Western Asset Premium Liquid Reserves, the Contractual Management Fee was below the median, the Actual Management Fee was above the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2013.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund

38	Liquid Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained substantially unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board considered that the Manager had previously agreed to institute breakpoints in the Contractual Management Fee for each of Western Asset Institutional Liquid Reserves and Western Asset Liquid Reserves, reflecting the potential for reducing the Contractual Management Fee for those Feeder Funds as they grow. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the asset levels of Western Asset Institutional Liquid Reserves and Western Asset Liquid Reserves.

The Board noted that Western Asset Institutional Liquid Reserves had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also noted that the Contractual Management Fee for Western Asset Institutional Liquid Reserves is approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Lipper investment classification/objective at all asset levels. In addition, the Board considered that, although Western Asset Liquid Reserves had not reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee would be triggered, its Actual Management Fee was below the median of its expense group. The Board also noted that although Western Asset Premium Liquid Reserves does not have breakpoints in its Contractual Management Fee, its Contractual Management Fee was below the median of its expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

Liquid Reserves Portfolio	39

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

Premium Liquid Reserves

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Premium Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust.

Western Asset Premium Liquid Reserves

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Premium Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010857 4/12 SR12-1621

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Premium Money Market Trust

Date: April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Premium Money Market Trust

Date: April 26, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Premium Money Market Trust

Date: April 26, 2012